Intangible assets, net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 541	3,369	1,211	1,030